Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2023 R / €	Jun. 30, 2023 R / € R / $	Jun. 30, 2022 R / €	Jun. 30, 2022 R / € R / $	Jun. 30, 2023 R / $	Jun. 30, 2022 R / $
Financial risk management and financial instruments
Average rate	18.62	17.77	17.15	15.21
Closing rate	20.55	20.55	17.07	17.07	18.83	16.28